Financial Instruments - Summary of Earnings Impact of (Gains) Losses from Risk Management Positions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Realized (Gain) Loss	$ 252	$ 7	$ 1,554
Unrealized (Gain) Loss	56	149	(1,249)
(Gain) Loss on Risk Management From Continuing Operations	$ 308	$ 156	$ 305